Investments in Joint Ventures, Associates and Other - Additional Information (Detail) $ in Thousands, $ in Thousands			1 Months Ended			6 Months Ended
	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)	Jan. 31, 2022	Jul. 27, 2010 Barrels	Mar. 31, 1993 Barrels	Jun. 30, 2022 MXN ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates						$ 2,127,646				$ 2,254,952
Current borrowings						421,304,336				492,283,613
Deer Park [Member]
Disclosure of Investments in Associates and Other [Line Items]
Percentage of investment	50.005%								50.005%
Percentage of partner loan repayment	100.00%								100.00%
Cash transferred	$ 1,227,383					6,663,803		$ 326,609	$ 60,157
Equity interests of acquirer	5,436,420								266,452
Line of credit facility principle payment	6,630,975	$ 325,000
Line of credit facility interest payment	32,828	1,609
Acquisition-related costs recognised as expense	145,937	$ 7,091
Gain recognised in bargain purchase transaction						1,271,188	$ 62,304
Revenue of acquiree since acquisition date						135,919,085
Profit (loss) of acquiree since acquisition date						18,258,157
Increase (decrease) through net exchange differences, investment property						(10,383,296)
FONADIN [Member]
Disclosure of Investments in Associates and Other [Line Items]
Amounts receivable, related party transactions	23,000,000								1,127,285
Current borrowings	$ 8,974,406								$ 436,000
Deer Park Refining Limited Partnership [member]
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates						0				$ 6,703,324
Percentage of investment										49.995%
Deer Park Refining Limited Partnership [member] | Non Adjusting Event [Member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.005%
Deer Park Refining Limited Partnership [member] | PMI NASA [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage					49.995%
Installed capacity of crude oil per day | Barrels					340,000
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks				7
Number of barrels in each tanks | Barrels				120,000
Investments in joint ventures and associates						$ 186,231				$ 195,814
Texas Frontera, LLC. [member] | PMI SUS [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				50.00%